Accrued Pension And Severance Costs (Schedule Of Changes In Pension Related Adjustments (Net of Tax) Recognized In Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accrued Pension And Severance Costs [Abstract]
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	¥ 1,908	¥ 7,191	¥ 121
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(1,934)	(4,463)
Amortization of actuarial gain	691	243
Current year prior service benefit		(123)
Amortization of prior service benefit and other	(94)	(6)
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	(1,337)	(4,349)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(317)	(1,979)
Amortization of actuarial gain	162
Translation adjustments	(287)
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	¥ (442)	¥ (1,979)